ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 23.1%
	CONTAINERS & PACKAGING - 2.0%
40,000	Graphic Packaging Holding Company	$ 1,086,400

	ELECTRICAL EQUIPMENT - 1.0%
325,000	SmartRent, Inc.(a)	568,750

	INSURANCE - 1.7%
134,000	Genworth Financial, Inc.(a)	936,660

	METALS & MINING - 1.3%
200,000	Champion Iron Ltd.	720,600

	MORTGAGE FINANCE - 1.2%
50,000	Chimera Investment Corporation	700,000

	REAL ESTATE OWNERS & DEVELOPERS - 1.3%
22,899	AMREP Corporation(a)	719,029

	RETAIL REIT - 7.0%
91,980	Alpine Income Property Trust, Inc.	1,544,344
40,000	CTO Realty Growth, Inc.	788,400
30,000	Saul Centers, Inc.	1,164,000
28,470	Whitestone REIT	403,420
		3,900,164
	SELF-STORAGE REIT - 0.5%
50,722	Global Self Storage, Inc.	270,348

	SPECIALTY FINANCE - 0.9%
10,300	PhenixFIN Corporation	507,069

	SPECIALTY REIT - 3.3%
15,000	Lamar Advertising Company, Class A	1,826,100

	TELECOMMUNICATIONS - 0.7%
10,000	Verizon Communications, Inc.	399,900

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 23.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.2%
52,228	FLEX LNG Ltd.	$ 1,198,110

	TOTAL COMMON STOCKS (Cost $13,130,574)	12,833,130

	EXCHANGE-TRADED FUND — 2.6%
	EQUITY - 2.6%
60,000	iShares Global REIT ETF (Cost $1,514,975)	1,438,200

	PREFERRED STOCKS — 18.1%
	OIL & GAS PRODUCERS — 1.3%
30,600	NGL Energy Partners, L.P. - Series B	734,400

	REAL ESTATE INVESTMENT TRUSTS — 3.1%
70,014	Gladstone Land Corporation - Series D(d)	1,727,946

	SPECIALTY FINANCE — 13.7%
19,450	AG Mortgage Investment Trust, Inc. - Series C(d) (h)	484,307
5,000	AG Mortgage Investment Trust, Inc. - Series A (h)	126,050
59,096	AGNC Investment Corporation - Series F(d) (h)	1,456,125
10,000	Arbor Realty Trust, Inc. - Series E (h)	186,500
20,000	Arbor Realty Trust, Inc. - Series D(h)	370,800
63,126	Arbor Realty Trust, Inc. - Series F(d) (h)	1,441,798
28,308	Chimera Investment Corporation - Series B(d) (h)	702,038
7,881	Chimera Investment Corporation - Series C(d) (h)	182,445
36,754	Granite Point Mortgage Trust, Inc. - Series A(d) (h)	639,887
12,789	KKR Real Estate Finance Trust, Inc. - Series A (h)	245,677
11,272	MFA Financial, Inc. - Series C(d) (h)	274,811
16,835	New York Mortgage Trust, Inc. - Series F(d) (h)	375,926
37,930	Rithm Capital Corporation - Series D(d) (h)	901,217
7,378	Two Harbors Investment Corporation - Series A(d) (h)	182,237
		7,569,818

	TOTAL PREFERRED STOCKS (Cost $10,463,509)	10,032,164

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.6%
	AUTO LOAN — 0.4%
29,406	Exeter Automobile Receivables Trust 2022-1 Series 1A C		2.5600	06/15/28	$ 29,334
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(b)		8.7100	10/16/28	162,795
					192,129
	CLO — 0.2%
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	5.8960	03/15/38	99,562

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
38,018	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.7240	03/25/37	30,278
50,794	MFA 2020-NQM2 Trust Series NQM2 A3(b),(d)		1.9470	04/25/65	48,767
196,848	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	US0001M + 0.160%	4.7730	02/25/37	149,286
					228,331
	HOME EQUITY — 0.3%
180,347	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	US0001M + 1.400%	5.8530	07/25/34	172,792

	NON AGENCY CMBS — 21.8%
906,906	BAMLL Commercial Mortgage Securities Trust Series DKLX C(b),(c)	TSFR1M + 2.150%	6.5480	01/15/39	899,774
1,432,590	BX Commercial Mortgage Trust 2021-SOAR Series SOAR B(b),(c)	TSFR1M + 0.984%	5.3820	06/15/38	1,431,332
210,000	BX Commercial Mortgage Trust 2021-VINO Series VINO B(b),(c)	TSFR1M + 0.967%	5.3640	05/15/38	209,728
1,000,000	BX Commercial Mortgage Trust 2021-VOLT Series VOLT B(b),(c)	TSFR1M + 1.064%	5.4620	09/15/36	996,771
987,006	BX Commercial Mortgage Trust 2024-KING Series KING A(b),(c)	TSFR1M + 1.541%	5.9380	05/15/34	989,070
380,000	CAMB Commercial Mortgage Trust 2019-LIFE Series LIFE B(b),(c)	TSFR1M + 1.547%	5.9450	12/15/37	380,269
1,000,000	CAMB Commercial Mortgage Trust 2019-LIFE Series LIFE D(b),(c)	TSFR1M + 2.047%	6.4450	12/15/37	1,000,929
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(d)		4.1690	11/10/49	426,097
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	108,192
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		3.8710	03/10/46	59,299
115,000	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(d)		3.7660	08/10/48	106,481
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	71,569
20,000	COMM 2015-LC23 Mortgage Trust Series LC23 C(d)		4.5440	10/10/48	19,024
825,000	COMM 2015-PC1 Mortgage Trust Series PC1 AM(d)		4.2820	07/10/50	815,621
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(d)		4.5860	02/10/49	142,424
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.6270	11/15/48	31,756
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	94,125
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(d)		4.9170	01/15/49	112,123
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	171,889
49,050	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d),(e),(j)		0.4720	11/10/47	—(i)

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.6% (Continued)
	NON AGENCY CMBS — 21.8% (Continued)
82,137	JP Morgan Chase Commercial Mortgage Securities		3.2160	04/15/46	$ 75,291
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.2270	07/15/48	37,780
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.0670	10/15/48	9,390
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	137,651
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	131,819
1,125,000	MHP 2021-STOR Series STOR A(b),(c)	TSFR1M + 0.814%	5.2120	07/15/38	1,124,318
12,540	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.8030	10/15/46	11,782
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(d)		4.6000	01/15/49	400,151
1,689,629	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)		1.8200	10/10/48	31,149
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	346,959
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	204,885
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.0690	05/15/48	69,434
300,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 E(b),(d)		4.6550	12/15/48	259,905
711,150	Wells Fargo Commercial Mortgage Trust 2016-C33 Series C33 C		3.8960	03/15/59	671,044
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(d)		3.6710	11/15/59	87,250
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	95,231
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.1860	08/15/46	236,783
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.1860	08/15/46	129,904
					12,127,199
	OTHER ABS — 1.5%
925,000	Coinstar Funding, LLC Series 2017-1 Series 2017-1A A2(b)		5.2160	04/25/47	832,991

	TOTAL ASSET BACKED SECURITIES (Cost $13,529,760)				13,653,004

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.3%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)		2.7190	01/25/49	129,727

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
672,810	Government National Mortgage Association Series 2019-110 SE(c),(e)	TSFR1M + 5.986%	1.6150	09/20/49	74,138

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $208,447)				203,865

	COMMERCIAL PAPER — 1.8%
	INFRASTRUCTURE REIT- 1.8%
1,000,000	Crown Castle International Corporation (Cost $999,183)		4.2600	01/07/25	999,183

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 1.6%
	INSURANCE — 1.6%
1,103,000	Porch Group, Inc.(b) (Cost $757,956)		0.7500	09/15/26	$ 877,437

	CORPORATE BONDS — 16.4%
	APPAREL & TEXTILE PRODUCTS — 1.3%
8,000,000	Boras V-tyget 1 A.B.(c)	STIB3M + 5.750%	8.6240	04/29/27	715,515

	INSURANCE — 1.5%
1,000,000	Genworth Holdings, Inc.(d)	TSFR3M + 2.264%	6.7880	11/15/36	831,072

	REAL ESTATE OWNERS & DEVELOPERS — 3.6%
1,000,000	Five Point Operating Company, L.P. / Five Point(b),(f)		10.5000	01/15/28	1,022,090
1,000,000	Howard Hughes Corporation (The)(b)		5.3750	08/01/28	972,836
					1,994,926
	RETAIL - DISCRETIONARY — 3.7%
2,000,000	Builders FirstSource, Inc.(b)		4.2500	02/01/32	1,768,026
329,000	Saks Global Enterprises, LLC(b)		11.0000	12/15/29	317,253
					2,085,279
	SPECIALTY FINANCE — 1.8%
1,000,000	Starwood Property Trust, Inc.(b)		6.5000	07/01/30	1,001,920

	SPECIALTY REIT — 1.8%
1,000,000	Outfront Media Capital, LLC / Outfront Media(b)		5.0000	08/15/27	973,937

	TRANSPORTATION & LOGISTICS — 2.7%
1,531,683	Hawaiian Airlines 2013-1 Class A Pass Through Series 2013-1A		3.9000	01/15/26	1,507,513

	TOTAL CORPORATE BONDS (Cost $9,211,638)				9,110,162

	TERM LOANS — 8.2%
	ADVERTISING & MARKETING — 1.3%
2,000,000	Clear Channel International BV	Fixed	7.5000	04/01/27	1,975,000

	RETAIL REIT — 3.5%
2,000,000	CBL & Associates Hold Company I, LLC(c)	TSFR1M +2.750%	7.3030	11/03/25	1,864,380

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 8.2% (Continued)
	SPECIALTY REIT — 3.4%
706,190	Lamar Media Corporation(c)	TSFR1M +1.600%	6.1070	02/08/27	$ 705,010

	TOTAL TERM LOANS (Cost $4,579,741)				4,544,390

	U.S. GOVERNMENT & AGENCIES — 0.9%
	AGENCY MBS OTHER — 0.9%
300,846	Ginnie Mae II Pool MA8867		5.5000	05/20/53	297,380
184,431	Ginnie Mae II Pool MA9007		6.5000	07/20/53	186,675
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $488,124)				484,055

Shares					Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
1,020,495	First American Treasury Obligations Fund, Class X, 4.38% (Cost $1,020,495)(g)				$ 1,020,495

	TOTAL INVESTMENTS - 99.5% (Cost $55,904,402)				$ 55,196,085
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				301,915
	NET ASSETS - 100.0%				$ 55,498,000

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	- United States SOFR Secured Overnight Financing Rate
STIB3M	- Stockholm Interbank Offered Rate 3 month
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month
US0001M	- ICE LIBOR USD 1 Month
US0003M	- ICE LIBOR USD 3 Month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $15,673,370 or 28.2% of net assets.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on December 31, 2024.
(e)	Interest only securities.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(h)	REIT – Real Estate Investment Trust.
(i)	Less than $1 USD.
(j)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of December 31, 2024.